Other assets	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Other assets	Other assets

	December 31, 2025	December 31, 2024

Advances to employees	2,260	2,604
Advances to suppliers	5,981	3,052
Investment funds receivable (a)	2,283	—
Prepaid expenses (b)	3,870	7,163
Unamortized fund structuring costs (c)	774	394
Other	890	1,468
Other current assets	16,058	14,681
Deposits on lease agreements (d)	2,558	2,247
Investment in associate	36	811
Prepaid expenses (b)	136	168
Unamortized fund structuring costs (c)	6,643	3,553
Other	695	618
Other non-current assets	10,068	7,397

(a)The investment funds receivable is comprised of unsettled trades on the Group's proprietary trading portfolio. The investment funds were received in full during January 2026.
(b)Prepaid expenses are comprised of IT related services and insurance. These costs will be recognized as an expense in the period the services are received from suppliers.
(c)Unamortized fund structuring costs represent the cost incurred in the set-up of funds that are amortized over the life of the respective funds.
(d)Deposits on lease agreements are subject to reimbursement at the end of the lease contract period. No interest is accrued for on these deposits.